Consolidated Balance Sheets		Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash		$ 3,373,424	$ 2,469,202	$ 698,106
Accounts receivable, net		45,477	33,286	314,572
Contract assets – current		4,618,205	3,380,329	4,813,313
Loan receivable – third party		2,621,944	1,919,151
Other assets – current		52,491	38,421	76,249
Total current assets		10,731,442	7,854,956	6,048,082
Non-current assets
Property and equipment, net		3,546	2,596	7,861
Right-of-use assets, net		390,680	285,961	295,174
Contract assets – non-current		333,786	244,317
Other assets – non-current		72,354	52,960	411,070
Total non-current assets		800,366	585,834	714,105
Total assets		11,531,808	8,440,790	6,762,187
Current liabilities
Accounts payable		1,669,596	1,222,073	1,354,368
Other payables and accruals		805,850	589,848	776,424
Loans and borrowings – current		256,729	187,915	429,603
Operating lease liabilities – current		170,776	125,001	136,566
Finance lease liabilities – current		45,032	32,961	62,778
Total current liabilities		4,002,580	2,929,718	3,363,968
Non-current liabilities
Deferred tax liabilities, net		391,836	286,807	578,383
Loans and borrowings – non-current		579,071	423,855	836,662
Operating lease liabilities – non-current		96,921	70,942	42,217
Finance lease liabilities – non-current		80,476	58,905	73,173
Total non-current liabilities		1,148,304	840,509	1,530,435
Total liabilities		5,150,884	3,770,227	4,894,403
Shareholders’ equity
Accumulated other comprehensive income		250,665	183,476
Additional paid-in capital		6,290,712	4,604,506	997,296
Retained earnings (accumulated deficit)		(163,354)	(119,569)	867,784
Total shareholders’ equity		6,380,924	4,670,563	1,867,784
Total liabilities and shareholders’ equity		11,531,808	8,440,790	6,762,187
Related Party
Current assets
Accounts receivable – a related party		19,901	14,567	145,842
Current liabilities
Amount due to related parties		1,054,597	771,920	604,229
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1,549	1,150	1,352
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	$ 1,352	$ 1,000	$ 1,352

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.